Note 9 - Income Taxes (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Note 9 - Income Taxes (Details) [Line Items]
Effective Income Tax Rate Reconciliation, Percent	0.00%	0.00%	0.00%	0.00%		0.00%	0.00%
Deferred Tax Assets, Operating Loss Carryforwards, Domestic						$ 14,487,000
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount			$ 0			2,257,000	$ 1,642,000
Unrecognized Tax Benefits						97,000	83,000	$ 83,000
Deferred Tax Assets, Operating Loss Carryforwards, State and Local						14,475,000
Deferred Tax Assets, Tax Credit Carryforwards, Research						189,000	$ 162,000
State and Local Jurisdiction [Member]
Note 9 - Income Taxes (Details) [Line Items]
Deferred Tax Assets, Operating Loss Carryforwards, Domestic						13,900,000
Operating Loss Carryforwards						14,475,000
Deferred Tax Assets, Tax Credit Carryforwards, Research						159,000
Domestic Tax Authority [Member]
Note 9 - Income Taxes (Details) [Line Items]
Operating Loss Carryforwards						14,487,000
Deferred Tax Assets, Tax Credit Carryforwards, Research						$ 165,000
Scenario, Forecast [Member]
Note 9 - Income Taxes (Details) [Line Items]
Effective Income Tax Rate Reconciliation, Percent					0.00%